FEDERATED EQUITY FUNDS

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                   DECEMBER 28, 2001


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED EQUITY FUNDS (the "Trust")
            Federated Communications Technology Fund
            Federated Aggressive Growth Fund
            Federated Capital Appreciation Fund
            Federated New Economy Fund
            Federated Market Opportunity Fund
            Federated Growth Strategies Fund
            Federated Kaufmann Fund
            Federated Kaufmann Small Cap Fund
            Federated Large Cap Growth Fund
           1933 Act File No. 2-91090
           1940 Act File No. 811-4017

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 31, 2001, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 55 on December 27, 2001.

     If you have any questions regarding this certification, please contact me at (412) 288-1412.

                                                Very truly yours,



                                                /s/ G. Andrew Bonnewell
                                                G. Andrew Bonnewell
                                                Assistant Secretary